UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

811-22044
Investment Company Act File Number

Eaton Vance Risk-Managed Diversified Equity Income Fund
(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)

Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)

(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)

December 31
Date of Fiscal Year End

March 31, 2009
Date of Reporting Period

Item 1. Schedule of Investments
Item 2. Controls and Procedures
Signatures
Certifications

Item 1. Schedule of Investments

Eaton Vance Risk-Managed Diversified Equity Income Fund	as of March 31, 2009

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 83.3%

Security	Shares	Value
Aerospace & Defense — 3.4%
General Dynamics Corp.	208,073	$8,653,756
Lockheed Martin Corp.	162,893	11,244,504
Raytheon Co.	248,067	9,659,729
United Technologies Corp.	238,624	10,256,060

		$39,814,049

Beverages — 2.3%
Coca-Cola Co. (The)	164,591	$7,233,774
PepsiCo, Inc.	383,389	19,736,866

		$26,970,640

Biotechnology — 3.1%
Amgen, Inc.(1)	301,777	$14,943,997
Biogen Idec, Inc.(1)	155,352	8,143,552
Celgene Corp.(1)	77,647	3,447,527
Genzyme Corp.(1)	111,273	6,608,503
Gilead Sciences, Inc.(1)	71,881	3,329,528

		$36,473,107

Capital Markets — 2.1%
Goldman Sachs Group, Inc.	82,272	$8,722,477
Invesco, Ltd.	207,841	2,880,676
Northern Trust Corp.	139,350	8,335,917
State Street Corp.	153,479	4,724,084

		$24,663,154

Chemicals — 0.6%
Monsanto Co.	89,808	$7,463,045

		$7,463,045

Commercial Banks — 0.0%
Banco Bradesco SA ADR	1	$5

		$5

Commercial Services & Supplies — 0.8%
Waste Management, Inc.	360,435	$9,227,136

		$9,227,136

Communications Equipment — 3.4%
Cisco Systems, Inc.(1)	1,052,331	$17,647,591
QUALCOMM, Inc.	556,149	21,639,758

		$39,287,349

Computers & Peripherals — 5.6%
Apple, Inc.(1)	126,230	$13,269,298
Hewlett-Packard Co.	621,045	19,910,703

Security	Shares	Value
International Business Machines Corp.	336,732	$32,625,963

		$65,805,964

Diversified Financial Services — 1.9%
JPMorgan Chase & Co.	827,918	$22,006,060

		$22,006,060

Diversified Telecommunication Services — 3.0%
AT&T, Inc.	825,499	$20,802,575
Verizon Communications, Inc.	459,376	13,873,155

		$34,675,730

Electric Utilities — 1.5%
Edison International	284,909	$8,208,228
FirstEnergy Corp.	234,531	9,052,897

		$17,261,125

Electrical Equipment — 1.3%
Emerson Electric Co.	365,444	$10,444,390
Vestas Wind Systems A/S(1)	108,845	4,781,580

		$15,225,970

Energy Equipment & Services — 0.7%
Diamond Offshore Drilling, Inc.	72,889	$4,581,803
Schlumberger, Ltd.	91,891	3,732,612

		$8,314,415

Food & Staples Retailing — 3.7%
CVS Caremark Corp.	334,888	$9,206,071
Kroger Co. (The)	169,179	3,589,978
Safeway, Inc.	121,436	2,451,793
Wal-Mart Stores, Inc.	542,632	28,271,127

		$43,518,969

Food Products — 1.6%
Nestle SA	227,337	$7,680,436
Nestle SA ADR	327,749	10,995,979

		$18,676,415

Health Care Equipment & Supplies — 2.2%
Baxter International, Inc.	140,177	$7,179,866
Becton, Dickinson & Co.	88,960	5,981,670
Boston Scientific Corp.(1)	513,413	4,081,633
Covidien, Ltd.	97,298	3,234,186
Medtronic, Inc.	176,729	5,208,204

		$25,685,559

Health Care Providers & Services — 1.2%
Aetna, Inc.	177,043	$4,307,456
Fresenius Medical Care AG & Co. KgaA ADR	131,290	5,080,923
UnitedHealth Group, Inc.	193,334	4,046,481

		$13,434,860

Security	Shares	Value
Hotels, Restaurants & Leisure — 1.4%
McDonald’s Corp.	306,792	$16,741,639

		$16,741,639

Household Products — 2.3%
Clorox Co. (The)	60,115	$3,094,720
Colgate-Palmolive Co.	179,348	10,577,945
Procter & Gamble Co.	281,880	13,273,729

		$26,946,394

Industrial Conglomerates — 1.9%
3M Co.	211,203	$10,501,013
General Electric Co.	1,169,257	11,821,188

		$22,322,201

Insurance — 3.0%
ACE, Ltd.	141,321	$5,709,368
Chubb Corp.	233,315	9,873,891
MetLife, Inc.	265,470	6,044,752
Travelers Companies, Inc. (The)	322,566	13,109,082

		$34,737,093

Internet Software & Services — 0.5%
Google, Inc., Class A(1)	17,868	$6,219,136

		$6,219,136

IT Services — 1.6%
Accenture, Ltd., Class A	205,841	$5,658,569
MasterCard, Inc., Class A	53,315	8,929,196
Visa, Inc., Class A	74,587	4,147,037

		$18,734,802

Life Sciences Tools & Services — 0.5%
Thermo Fisher Scientific, Inc.(1)	157,721	$5,625,908

		$5,625,908

Machinery — 1.2%
Danaher Corp.	193,990	$10,518,138
Illinois Tool Works, Inc.	108,709	3,353,673

		$13,871,811

Media — 2.1%
Comcast Corp., Class A	1,026,185	$13,997,163
Time Warner, Inc.	197,356	3,808,977
Time Warner Cable, Inc.	49,538	1,228,553
Vivendi SA	212,922	5,631,561

		$24,666,254

Metals & Mining — 3.0%
BHP Billiton, Ltd. ADR	206,641	$9,216,189
Goldcorp, Inc.	674,242	22,465,743

Security	Shares	Value
Nucor Corp.	86,809	$3,313,500

		$34,995,432

Multiline Retail — 0.3%
Target Corp.	91,519	$3,147,338

		$3,147,338

Multi-Utilities — 0.4%
Public Service Enterprise Group, Inc.	177,336	$5,226,092

		$5,226,092

Oil, Gas & Consumable Fuels — 9.9%
Anadarko Petroleum Corp.	251,165	$9,767,807
Chevron Corp.	357,313	24,025,726
ConocoPhillips	188,912	7,397,794
Exxon Mobil Corp.	517,273	35,226,291
Hess Corp.	209,070	11,331,594
Occidental Petroleum Corp.	201,317	11,203,291
Southwestern Energy Co.(1)	98,667	2,929,423
Total SA ADR	203,394	9,978,510
XTO Energy, Inc.	130,733	4,003,044

		$115,863,480

Pharmaceuticals — 6.8%
Abbott Laboratories	418,009	$19,939,029
Bristol-Myers Squibb Co.	157,681	3,456,368
Johnson & Johnson	376,394	19,798,324
Merck & Co., Inc.	182,546	4,883,106
Novartis AG ADR	95,161	3,599,941
Pfizer, Inc.	592,001	8,063,054
Roche Holding AG	42,865	5,883,228
Schering-Plough Corp.	317,997	7,488,829
Teva Pharmaceutical Industries, Ltd. ADR	129,198	5,820,370

		$78,932,249

Semiconductors & Semiconductor Equipment — 1.6%
ASML Holding NV	590,982	$10,348,095
Broadcom Corp., Class A(1)	222,358	4,442,713
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	379,972	3,400,749

		$18,191,557

Software — 3.1%
Microsoft Corp.	1,264,486	$23,228,608
Oracle Corp.(1)	695,438	12,566,565

		$35,795,173

Specialty Retail — 3.2%
Best Buy Co., Inc.	302,301	$11,475,346
Home Depot, Inc.	556,360	13,107,842
Staples, Inc.	538,213	9,747,037

Security	Shares	Value
TJX Companies., Inc. (The)	122,025	$3,128,721

		$37,458,946

Tobacco — 1.8%
Philip Morris International, Inc.	580,919	$20,669,098

		$20,669,098

Wireless Telecommunication Services — 0.3%
Rogers Communications, Inc., Class B	167,535	$3,824,824

		$3,824,824

Total Common Stocks (identified cost $1,197,090,619)		$972,472,979

Put Options Purchased — 15.5%

	Number	Strike	Expiration
Description	of Contracts	Price	Date	Value
S&P 500 Index	1,877	$1,185	6/20/09	$73,099,765
S&P 500 Index	1,133	1,200	6/20/09	45,297,340
S&P 500 Index	931	750	9/19/09	5,753,580
S&P 500 Index	5,912	825	9/19/09	56,164,000

Total Put Options Purchased (identified cost $90,224,183)				$180,314,685

Short-Term Investments — 2.3%

	Interest
Description	(000’s omitted)	Value
Cash Management Portfolio, 0.07%(2)	$26,547	$26,546,563

Total Short-Term Investments (identified cost $26,546,563)		$26,546,563

Total Investments — 101.1% (identified cost $1,313,861,365)		$1,179,334,227

Covered Call Options Written — (1.2)%

	Number	Strike	Expiration
Description	of Contracts	Price	Date	Value
S&P 500 Index	2,000	$805	4/18/09	$(4,200,000)
S&P 500 Index	3,235	820	4/18/09	(6,470,000)
S&P 500 Index	567	830	4/18/09	(907,200)
S&P 500 Index	1,680	835	4/18/09	(2,100,000)

Total Covered Call Options Written (premiums received $11,486,454)				$(13,677,200)

Other Assets, Less Liabilities — 0.1%				$1,326,309

Net Assets — 100.0%				$1,166,983,336

ADR	-	American Depository Receipt

(1)		Non-income producing security.

(2)		Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2009. Net income allocated from the investment in Cash Management Portfolio for the fiscal year to date ended March 31, 2009 was $27,769.

The cost and unrealized appreciation (depreciation) of investments of the Fund at March 31, 2009, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,327,482,304

Gross unrealized appreciation	$102,734,911
Gross unrealized depreciation	(250,882,988)

Net unrealized depreciation	$(148,148,077)

Written call options activity for the fiscal year to date ended March 31, 2009 was as follows:

	Number of	Premiums
	Contracts	Received
Outstanding, beginning of period	9,834	$11,956,243
Options written	22,322	32,117,131
Options terminated in closing purchase transactions	(24,674)	(32,586,920)

Outstanding, end of period	7,482	$11,486,454

All of the assets of the Fund are subject to segregation to satisfy the requirements of the escrow agent. At March 31, 2009, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to equity price risk in the normal course of pursuing its investment objective. The Fund generally intends to purchase index put options below the current value of the index to reduce the Fund’s exposure to market risk and volatility. In buying index put options, the Fund in effect, acquires protection against decline in the value of the applicable index below the exercise price in exchange for the option premium paid. The Fund generally intends to write index call options above the current value of the index to generate premium income. In writing index call options, the Fund in effect, sells potential appreciation in the value of the applicable index above the exercise price in exchange for the option premium received. The Fund retains the risk of loss, minus the premium received, should the price of the underlying index decline.

At March 31, 2009, the aggregate fair value of derivative instruments in an asset position and in a liability position and whose primary underlying risk exposure is equity price risk was $180,314,685 and $13,677,200, respectively.

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements”, established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2009, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

		Investments in	Other Financial
	Valuation Inputs	Securities	Instruments*
Level 1	Quoted Prices	$1,155,357,422	$(13,677,200)
Level 2	Other Significant Observable Inputs	23,976,805	—
Level 3	Significant Unobservable Inputs	—	—

Total		$1,179,334,227	$(13,677,200)

*	Other financial instruments include written call options.

The Fund held no investments or other financial instruments as of December 31, 2008 whose fair value was determined using Level 3 inputs.

Exchange-traded options are valued at the last sale price for the day of valuation as quoted on any exchange on which the option is listed or, in the absence of sales on such date, at the mean between the closing bid and asked prices therefore as reported by the Options Price Reporting Authority. Over-the-counter options are valued based on broker quotations, when available and deemed reliable.

For additional information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Risk-Managed Diversified Equity Income Fund

By:	/s/ Duncan W. Richardson

Duncan W. Richardson
President

Date:	May 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson

Duncan W. Richardson
President

Date:	May 20, 2009

By:	/s/ Barbara E. Campbell

Barbara E. Campbell
Treasurer

Date:	May 20, 2009